Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined benefit pension schemes
Post employment benefits
Cash and cash equivalents	€ 65	€ 95
Investment fund	543	275
Total	6,974	6,697	€ 6,709	€ 6,229	€ 6,857
Gain (loss) on return on plan assets	436	(130)
Defined benefit pension schemes | Level 1
Post employment benefits
Equity investments	1,469	1,407
Debt instruments	3,831	4,149
Property	24	27
Derivatives	986	1,146
Annuity policies	14
Defined benefit pension schemes | Level 2
Post employment benefits
Equity investments	250	360
Debt instruments	620	590
Property	282	78
Derivatives		(44)
Annuity policies	862	818
Vodafone section
Post employment benefits
Investment fund	276
Total	€ 2,926	€ 2,773	€ 2,654	€ 2,408	€ 2,645